PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2019 (Unaudited)

AGGRESSIVE ALLOCATION FUND

	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 57.7%
Penn Series Flexibly Managed Fund*	33,310	$2,066,211
Penn Series Index 500 Fund*	109,355	2,740,430
Penn Series Large Cap Growth Fund*	89,706	2,053,366
Penn Series Large Cap Value Fund*	204,382	6,170,286
Penn Series Large Core Value Fund*	293,335	6,165,895
Penn Series Large Growth Stock Fund*	14,273	676,389
Penn Series Mid Cap Growth Fund*	56,485	1,368,642
Penn Series Mid Cap Value Fund*	131,943	3,344,748
Penn Series Mid Core Value Fund*	136,208	3,439,250
Penn Series Real Estate Securities Fund*	78,256	2,130,920
Penn Series Small Cap Growth Fund*	45,434	2,017,725
Penn Series Small Cap Value Fund*	36,913	1,355,445
Penn Series SMID Cap Growth Fund*	43,839	1,356,818
Penn Series SMID Cap Value Fund*	178,865	4,773,919

TOTAL AFFILIATED EQUITY FUNDS (Cost $30,642,962)		39,660,044

AFFILIATED FIXED INCOME FUNDS — 9.1%
Penn Series High Yield Bond Fund*	95,575	1,387,755
Penn Series Limited Maturity Bond Fund*	380,499	4,866,584

TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $5,814,393)		6,254,339

AFFILIATED INTERNATIONAL EQUITY FUNDS — 32.8%
Penn Series Developed International Index Fund*	596,925	8,189,809
Penn Series Emerging Markets Equity Fund*	503,023	6,121,790
Penn Series International Equity Fund*	259,793	8,248,435

TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $19,278,417)		22,560,034

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity FedFund-Institutional Shares (seven-day effective yield 1.860%) (Cost $276,390)	276,390	276,390

TOTAL INVESTMENTS — 100.0% (Cost $56,012,162)		68,750,807

Other Assets & Liabilities — 0.0%		7,222

TOTAL NET ASSETS — 100.0%		$68,758,029

*	Non-income producing security.
†	See Security Valuation Note in the most recent semi-annual or annual report.

Summary of inputs used to value the Fund’s investments as of 9/30/2019 are as follows:

ASSETS TABLE
Description	Total Market Value at 9/30/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Observable Input
AFFILIATED EQUITY FUNDS	$39,660,044	$39,660,044	$—	$—
AFFILIATED FIXED INCOME FUNDS	6,254,339	6,254,339	—	—
AFFILIATED INTERNATIONAL EQUITY FUNDS	22,560,034	22,560,034	—	—
SHORT-TERM INVESTMENTS	276,390	276,390	—	—

TOTAL INVESTMENTS	$68,750,807	$68,750,807	$—	$—

It is the Fund’s practice to recognize transfers in and transfers out of the fair value hierarchy as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

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